                                                       Deutsche Asset Management



International Equity Fund - Class A, B and C Shares

Supplement dated September 21, 2001 (replacing supplement dated June 29, 2001) to the Prospectus dated February 28, 2001

The following replaces the `Annual Fund Operating Expenses' table, and corresponding footnotes in the `Fees and Expenses of the Fund' section:

-----------------------------------------------------------------------------------------------------------------------
                                                                                   Percentage of Average
Annual Fund Operating Expenses/4/                                                     Daily Net Assets
-----------------------------------------------------------------------------------------------------------------------
                                                                    Class A Shares     Class B Shares     Class C Shares
-----------------------------------------------------------------------------------------------------------------------
Management Fees                                                          0.65%              0.65%              0.65%
-----------------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                    0.25%              0.75%              0.75%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses/5/ (including a 0.25% shareholder service fee for         1.02%              1.27%              1.27%
 Class B and Class C shares)
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.92%              2.67%              2.67%
-----------------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements/6/                      (0.42%)            (0.42%)            (0.42%)
-----------------------------------------------------------------------------------------------------------------------
Net Expenses                                                             1.50%              2.25%              2.25%
-----------------------------------------------------------------------------------------------------------------------

/4/ Information on the annual operating expenses reflects the expenses of both the Fund and the International Equity Portfolio, the master portfolio into which the Fund invests all of its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the `Organizational Structure' section of this prospectus.)
/5/ Expenses are based on the actual expenses of the Investment Class. Class A, B and C Shares are a new class of shares with no operating history.
/6/ The investment advisor and administrator have contractually agreed to waive their fees and reimburse expenses until February 28, 2003 so that total expenses will not exceed 1.50% for Class A and 2.25% for Class B and C Shares.

The following replaces the `Expense Example' tables, and corresponding footnotes in the `Fees and Expenses of the Fund' section:

Expense Example/1/

You would pay the following expenses if you redeemed your shares at the end of each period:

-------------------------------------------------------------------------------
                           1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class A Shares             $694          $1,081         $1,493         $2,638
-------------------------------------------------------------------------------
Class B Shares             $728          $1,090         $1,578         $2,705
-------------------------------------------------------------------------------
Class C Shares             $328          $  790         $1,378         $2,972
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of each period:

-------------------------------------------------------------------------------
                           1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class A Shares             $694          $1,081         $1,493         $2,638
-------------------------------------------------------------------------------
Class B Shares             $228          $  790         $1,378         $2,705
-------------------------------------------------------------------------------
Class C Shares             $228          $  790         $1,378         $2,972
-------------------------------------------------------------------------------

/1/ For the first 12 months, the expense example takes into account fee waivers and reimbursements.

              Please Retain This Supplement for Future Reference

BT Investment Funds
SUPPBDIEF (09/01)
CUSIPs: 055922546 / 055922538 / 055922520


                                                         A Member of the
                                                         Deutsche Bank Group [/]